UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31st, 2012


Check here if Amendment [ ];

Amendment Number:


This Amendment (Check only one.):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jump Trading, LLC
Address: 600 W. Chicago Ave, Suite 825
	 Chicago, IL 60654


Form 13F File Number: 28-14477



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name: Carey Harrold
Title: Chief Financial Officer
Phone: 312 205-8900


Signature, Place, and Date of Signing:

Carey Harrold		Chicago, IL 		February 13th, 2012
[Signature]		[City, State]		[Date]





Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: _____________________

Form 13F Information Table Entry Total: 64

Form 13F Information Table Value Total: 103,954
(thousands)


List of Other Included Managers:

NONE

				 Form 13F Information Table
				 			SH/PUT/ INVSTMNT OTHER	VOTING AUTHORITY
ISSUER		TITLE	CUSIP		Value	SHARES	AMTCALL DSCRETN  MANAGER SOLE	SHARED	NONE

CBOE HLDGS INC	COM	12503M108	1,112	 37,748 SH	SOLE	NA	 37,748 	0	0
CITIBANK	COM	172967424	266	 6,718 	SH	SOLE	NA	 6,718 		0	0
CITIBANK	COM	172967424	8	 200 	PUT	SOLE	NA	 200 		0	0
CITIBANK	COM	172967424	36	 900 	CALL	SOLE	NA	 900 		0	0
CITIBANK	COM	172967424	36	 900 	PUT	SOLE	NA	 900 		0	0
CITIBANK	COM	172967424	36	 900 	PUT	SOLE	NA	 900 		0	0
CITIBANK	COM	172967424	36	 900 	PUT	SOLE	NA	 900 		0	0
CITIBANK	COM	172967424	36	 900 	PUT	SOLE	NA	 900 		0	0
CITIBANK	COM	172967424	36	 900 	PUT	SOLE	NA	 900 		0	0
CITIBANK	COM	172967424	36	 900 	PUT	SOLE	NA	 900 		0	0
CITIBANK	COM	172967424	71	 1,800 	PUT	SOLE	NA	 1,800 		0	0
CITIBANK	COM	172967424	178	 4,500 	PUT	SOLE	NA	 4,500 		0	0
CME GROUP INC	COM	12572Q105	1,044	 20,600 SH	SOLE	NA	 20,600 	0	0
CURRENCYSHARES	CDN DOL	23129X105	6,953	 69,391 SH	SOLE	NA	 69,391 	0	0
DEUTSCHE BK AG	PS GOLD	25154H749	1,420	 27,297 SH	SOLE	NA	 27,297 	0	0
DIREXION DAILY	DLY	25459W102	1,903	 140,476SH	SOLE	NA	 140,476 	0	0
ISHARES GOLD	ISHARES	464285105	167	 10,281 SH	SOLE	NA	 10,281 	0	0
ISHARES MSCI	MSCI	464287465	2,307	 40,600 SH	SOLE	NA	 40,600 	0	0
ISHARES TR	CORE	464287200	15,003	 104,860SH	SOLE	NA	 104,860 	0	0
JP MORGAN CHASE	COM	46625H100	78	 1,769 	SH	SOLE	NA	 1,769 		0	0
JP MORGAN CHASE	COM	46625H100	35	 800 	CALL	SOLE	NA	 800 		0	0
JP MORGAN CHASE	COM	46625H100	40	 900 	PUT	SOLE	NA	 900 		0	0
JP MORGAN CHASE	COM	46625H100	79	 1,800 	PUT	SOLE	NA	 1,800 		0	0
MICROSOFT CORP	COM	594918104	105	 3,913 	SH	SOLE	NA	 3,913 		0	0
MICROSOFT CORP	COM	594918104	24	 900 	CALL	SOLE	NA	 900 		0	0
MICROSOFT CORP	COM	594918104	24	 900 	CALL	SOLE	NA	 900 		0	0
MICROSOFT CORP	COM	594918104	24	 900 	PUT	SOLE	NA	 900 		0	0
MICROSOFT CORP	COM	594918104	24	 900 	CALL	SOLE	NA	 900 		0	0
MICROSOFT CORP	COM	594918104	48	 1,800 	PUT	SOLE	NA	 1,800 		0	0
MICROSOFT CORP	COM	594918104	51	 1,900 	PUT	SOLE	NA	 1,900 		0	0
MICROSOFT CORP	COM	594918104	80	 3,000 	PUT	SOLE	NA	 3,000 		0	0
NYSE EURONEXT 	COM	629491101	270	 8,546 	SH	SOLE	NA	 8,546 		0	0
POWERSHARES QQQ	UNIT	73935A104	2,240	 34,400 SH	SOLE	NA	 34,400 	0	0
PROSHARES TR	PSHS	74347R305	1,093	 15,564 SH	SOLE	NA	 15,564 	0	0
PROSHARES TR	PSHS	74347R206	3,021	 55,114 SH	SOLE	NA	 55,114 	0	0
PROSHARES TR	PSHS	74347R883	1,119	 20,684 SH	SOLE	NA	 20,684 	0	0
PROSHARES TR	ULTRAPRO74347X831	1,561	 30,160 SH	SOLE	NA	 30,160 	0	0
PROSHARES TR	ULTRPRO	74347X823 	918	 16,737 SH	SOLE	NA	 16,737 	0	0
PROSHARES TR	PSHS	74347R842	362	 7,955 	SH	SOLE	NA	 7,955 		0	0
PROSHARES T	ULTRA	74347W718	3,037	 48,515 SH	SOLE	NA	 48,515 	0	0
PROSHARES T	ULTSHT	74347W767	848	 33,381 SH	SOLE	NA	 33,381 	0	0
PROSHARES TR II	ULT DJ	74347W650	2,293	 78,143 SH	SOLE	NA	 78,143 	0	0
PROSHARES TR II	ULTRA	74347W601	2,608	 30,590 SH	SOLE	NA	 30,590 	0	0
PROSHARES TR II	PSHS	74347W114	219	 4,371 	SH	SOLE	NA	 4,371 		0	0
PROSHARES ULTRA	PSHS	74347R107 	4,489	 74,424 SH	SOLE	NA	 74,424 	0	0
PROSHARES ULTRA SHOR	74348A202	2,274	 89,793 SH	SOLE	NA	 89,793 	0	0
PROSHARES ULTRAPULTRPRO	74347X864 	1,252	 14,245 SH	SOLE	NA	 14,245 	0	0
PROSHARES ULTRA	PSHS	74348A640 	1,042	 30,890 SH	SOLE	NA	 30,890 	0	0
PROSHARES ULTRAPPSHS ULP74348A632 	403	 10,653 SH	SOLE	NA	 10,653 	0	0
PROSHARES ULTR	PSHS	74348A590	389	 8,133 	SH	SOLE	NA	 8,133 		0	0
QUALCOMM INC	COM	747525103	256	 4,134 	SH	SOLE	NA	 4,134 		0	0
QUALCOMM INC	COM	747525103	31	 500 	PUT	SOLE	NA	 500 		0	0
QUALCOMM INC	COM	747525103	80	 1,300 	PUT	SOLE	NA	 1,300 		0	0
QUALCOMM INC	COM	747525103	99	 1,600 	PUT	SOLE	NA	 1,600 		0	0
SPDR GOLD SHARESGOLD SHS78463V107	8,704	 53,725 SH	SOLE	NA	 53,725 	0	0
SPDR S&P 500	TR UNIT	78462F103	31,448	 220,830SH	SOLE	NA	 220,830 	0	0
ULTRA PRO SHORT	ULTRA SH74347X112	761	 11,109 SH	SOLE	NA	 11,109 	0	0
UNITED STATES	UNIT PAR912318201	860	 45,489 SH	SOLE	NA	 45,489 	0	0
UNITED STATES OIUNITS	91232N108	733	 21,974 SH	SOLE	NA	 21,974 	0	0
WELLS FARGO & COCOM	949746101	124	 3,618 	SH	SOLE	NA	 3,618 		0	0
WELLS FARGO & COCOM	949746101	31	 900 	PUT	SOLE	NA	 900 		0	0
WELLS FARGO & COCOM	949746101	31	 900 	PUT	SOLE	NA	 900 		0	0
WELLS FARGO & COCOM	949746101	31	 900 	PUT	SOLE	NA	 900 		0	0
WELLS FARGO & COCOM	949746101	31	 900 	PUT	SOLE	NA	 900 		0	0